Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	1-8590
Entity Registrant Name	MURPHY OIL CORPORATION
Entity Central Index Key	0000717423
Entity Tax Identification Number	71-0361522
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9805 Katy Fwy
Entity Address, Address Line Two	Suite G-200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	675-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	MUR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false